Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events

NOTE 22: — SUBSEQUENT EVENTS

a.	Stock options:

Between April 1, 2013 and June 14, 2013, no stock options were granted to the Company’s directors or employees, however, 5,564 stock options were exercised at prices ranging from $43.53 to $60.38.